PENSION, POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEE BENEFIT PLANS - Composition of Plan Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of employee benefits [Abstract]
Cash	$ 110	$ 106
Equity instruments	13,753	10,682
Fixed income instruments	65,140	57,790
Plan assets, at fair value	$ 79,003	$ 68,578